TAXES ON INCOME (Reconciliation of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Loss before taxes on income, net, as reported in the statements of operations from continuing operations	$ (1,724)	$ (5,701)	$ (4,722)
Tax rates	24.00%	25.00%	26.50%
Theoretical tax benefit	$ (414)	$ (1,425)	$ (1,251)
Non - deductible expenses	12	1,175	1,255
Loss and timing differences for which no deferred tax was provided	260	(334)	209
Tax adjustment in respect of different tax rate of subsidiaries	129	75	(49)
Changes in provision for uncertain tax positions	4	2	30
Taxes on income, net, as reported in the statements of operations	$ (9)	$ (507)	$ 194